Taxes recoverable	12 Months Ended
Dec. 31, 2025
Taxes Recoverable
Taxes recoverable

9	Taxes recoverable

	2025	2024
Parent Company and subsidiaries in Brazil
Value-added tax on sales and services (ICMS)	702	680
ICMS - credits from PP&E	295	337
ICMS Supervening Events	238	250
PIS and COFINS (i)	3,712	135
PIS and COFINS - credits from PP&E	212	425
Other	40	216

Foreign subsidiaries		0
Value-added tax ("IVA")	1,053	980
Other	13	107
Total	6,265	3,130
Current assets	2,703	1,372
Non-current assets	3,562	1,758
Total	6,265	3,130

(i)	The main variations in the balances of PIS and COFINS arise essentially from a final court decision in favor of the Company, which recognized the right to deduct the CIDE gasoline tax paid from the amount of PIS and COFINS due on gasoline sales, thereby ensuring the recovery of amounts collected since 2004. As a result of this decision, in December 2025 the Company recognized a tax credit totaling R$ 2,686, of which R$ 626 were classified as current assets and R$ 2,060 as non-current assets. The impacts on the statement of profit or loss for the year were as follows: (i) R$ 1,670 recognized in other income; (ii) R$891 recorded as financial income, related to the monetary adjustment of such tax credits; and (iii) R$125 recognized in net revenue, related to credits of the current year. These credits may be realized through the offset against PIS/COFINS payable or through compensation with federal taxes, in accordance with the applicable legislation. Additionally, the Company recognized an amount of R$ 846 related to REIQ. The effects of this recognition on the statement of profit or loss for the year comprised: (i) R$ 465 recorded in other income; (ii) R$ 132 recognized as financial income, related to the monetary adjustment of such tax credits; and (iii) R$ 249 recognized in net revenue, related to credits of the current year. REIQ-related credits were determined in accordance with the applicable legislation and are subject to offset against federal taxes, observing the relevant deadlines and other applicable legal conditions.

In addition, the Company also recognized others tax credits recorded in the 2025 fiscal year, as disclosed in Note 30.

Notwithstanding the effects aforementioned, the Company calculates PIS and COFINS credits pursuant to the non-cumulative tax regime, based on the concept of inputs as defined by the Superior Court of Justice in REsp No. 1,221,170 (binding precedent). In 2025 and 2024, the credits recognized amounted to approximately R$ 91 million per year.